Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		May 31, 2023	May 31, 2022	May 31, 2021
Net revenues
Net revenues		$ 2,997,760	$ 3,105,246	$ 4,276,539
Operating cost and expenses
Cost of revenues		(1,409,438)	(1,754,291)	(2,036,875)
Selling and marketing		(444,693)	(466,895)	(600,778)
General and administrative		(953,583)	(1,866,573)	(1,489,826)
Impairment loss on intangible assets and goodwill				(31,794)
Total operating cost and expenses		(2,807,714)	(4,087,759)	(4,159,273)
Operating income/(loss)		190,046	(982,513)	117,266
Other income/(expense)
Interest income		114,453	123,542	141,511
Interest expense		(707)	(4,050)	(6,747)
Realized gain from long-term investments		767	22,004	3,535
Impairment loss from long-term investments		(8,056)	(129,350)	(40,207)
Loss from fair value change of investments		(860)	(14,933)	(3,824)
Loss on deconsolidation of subsidiaries			(79,609)
Miscellaneous income, net		12,888	32,411	103,443
Income/(loss) before income taxes and loss from equity method investments		308,531	(1,032,498)	314,977
Provision for income taxes:
Current		(97,594)	(44,378)	(127,313)
Deferred		31,528	(91,934)	43,725
Provision for income taxes		(66,066)	(136,312)	(83,588)
Loss from equity method investments		(7,102)	(51,466)	(1,368)
Net income/(loss)		235,363	(1,220,276)	230,021
Less: Net (loss)/income attributable to non-controlling interests		58,022	(32,555)	(104,393)
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ 177,341	$ (1,187,721)	$ 334,414
Net income/(loss) per common share*(Note 18)
- Basic	[1]	$ 0.11	$ (0.7)	$ 0.2
- Diluted	[1]	$ 0.1	$ (0.7)	$ 0.2
Weighted average shares used in calculating basic and diluted net income/(loss) per common share*
- Basic	[1]	1,678,264,547	1,696,419,232	1,645,463,440
- Diluted	[1]	1,685,631,987	1,696,419,232	1,651,982,384
Net service revenues [Member]
Net revenues
Net revenues		$ 2,544,729	$ 3,050,022	$ 4,230,638
Net product revenues [Member]
Net revenues
Net revenues		$ 453,031	$ 55,224	$ 45,901

[1]	Retrospectively restated for the effect of stock split. (Note 15)